Operating Expenses, Depreciation and Amortization - Summary of Depreciation and Amortization Recognized (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortisation expense [abstract]
Depreciation and amortization expense included in cost of sales	$ 14,181	$ 14,143	$ 14,177
Depreciation and amortization expense included in administrative, selling and distribution and logistics expenses	1,889	1,845	1,810
Depreciation and amortization	$ 16,070	$ 15,988	$ 15,987